COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details 1) - Stock Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Stock Options
Outstanding, beginning balance	582,185	260,000	220,000
Granted	8,666	244,933	40,000
Assumed in acquisition		$ 77,252
Exercised
Forfeited or expired
Outstanding, ending balance	590,851	582,185	260,000
Exercisable, ending balance	376,489	342,444
Weighted Average Exercise Price
Outstanding, beginning balance	$ 8.11	$ 7.10	$ 6.75
Granted	10.05	11.41	9.00
Assumed in acquisition		1.08
Exercised
Forfeited or expired
Outstanding, ending balance	8.14	8.11	$ 7.10
Exercisable, ending balance	$ 6.49	$ 6.74
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Beginning	8 years 7 months 2 days	8 years 11 months 9 days
Weighted Average Remaining Contractual Life (years), Ending	8 years 1 month 13 days	8 years 7 months 2 days	8 years 11 months 9 days
Exercisable Remaining Contractual Life (years)	7 years 7 months 28 days	8 years 1 month 21 days
Aggregate Intrinsic value
Outstanding beginning balance	$ 1,355,924	$ 297,000	$ 495,000
Outstanding ending balance	436,911	1,355,924	$ 297,000
Exercisable ending balance	$ 427,036	$ 1,059,615